Risk/Return Detail Data - FidelityAdvisorGrowthIncomeFund-AMCIZPRO	Jan. 29, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series I
FidelityAdvisorGrowthIncomeFund-AMCIZPRO | Fidelity Advisor Growth & Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Advisor® Growth & Income Fund /A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15 % of the average value of its portfolio.
Portfolio Turnover, Rate	15.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Potentially investing in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Effective December 11, 2025, normally investing at least 80% of assets in a combination of securities of growth companies and income-producing securities. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Income-producing securities are securities that pay, or are expected to pay within the next three months, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Reorganization . The Board of Trustees of Fidelity Advisor Series I has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor ® Growth & Income Fund and Fidelity ® Growth & Income Portfolio pursuant to which Fidelity Advisor ® Growth & Income Fund would be reorganized on a tax-free basis with and into Fidelity ® Growth & Income Portfolio. Each fund seeks high total return through a combination of current income and capital appreciation. As a result of the Reorganization, shareholders of each class of Fidelity Advisor ® Growth & Income Fund will receive shares of the corresponding class of Fidelity ® Growth & Income Portfolio. The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity Advisor ® Growth & Income Fund in exchange for corresponding shares of Fidelity ® Growth & Income Portfolio equal in total value to the total value of shares of Fidelity Advisor ® Growth & Income Fund. After the exchange, Fidelity Advisor ® Growth & Income Fund will distribute the Fidelity ® Growth & Income Portfolio shares to its shareholders pro rata, in liquidation of Fidelity Advisor ® Growth & Income Fund. As a result, shareholders of Fidelity Advisor ® Growth & Income Fund will become shareholders of Fidelity ® Growth & Income Portfolio (these transactions are referred to as the "Reorganization"). The Reorganization, which does not require shareholder approval, is expected to take place on or about March 28, 2025. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity Advisor ® Growth & Income Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization. Effective after the close of business on or about March 27, 2025, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's Reorganization takes place. For more detailed information, please contact Fidelity at 1-877-208-0098.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	17.23%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(23.68%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorGrowthIncomeFund-AMCIZPRO | Fidelity Advisor Growth & Income Fund | Fidelity Advisor Growth & Income Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.60%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[3]
Total annual operating expenses	0.87%
1 year	$ 659
3 years	837
5 years	1,029
10 years	1,586
1 Year	659
3 Years	837
5 Years	1,029
10 Years	$ 1,586
2015	(2.58%)
2016	15.60%
2017	16.58%
2018	(9.45%)
2019	30.16%
2020	7.24%
2021	25.37%
2022	(4.99%)
2023	17.98%
2024	21.13%
FidelityAdvisorGrowthIncomeFund-AMCIZPRO | Fidelity Advisor Growth & Income Fund | Fidelity Advisor Growth & Income Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.61%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[3]
Total annual operating expenses	1.63%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 266
3 years	514
5 years	887
10 years	1,730
1 Year	166
3 Years	514
5 Years	887
10 Years	$ 1,730
FidelityAdvisorGrowthIncomeFund-AMCIZPRO | Fidelity Advisor Growth & Income Fund | Fidelity Advisor Growth & Income Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.59%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%	[3]
Total annual operating expenses	1.11%
1 year	$ 459
3 years	691
5 years	940
10 years	1,654
1 Year	459
3 Years	691
5 Years	940
10 Years	$ 1,654
FidelityAdvisorGrowthIncomeFund-AMCIZPRO | Fidelity Advisor Growth & Income Fund | Fidelity Advisor Growth & Income Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.61%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[3]
Total annual operating expenses	0.63%
1 year	$ 64
3 years	202
5 years	351
10 years	786
1 Year	64
3 Years	202
5 Years	351
10 Years	$ 786
FidelityAdvisorGrowthIncomeFund-AMCIZPRO | Fidelity Advisor Growth & Income Fund | Fidelity Advisor Growth & Income Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.46%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[3]
Total annual operating expenses	0.49%
1 year	$ 50
3 years	157
5 years	274
10 years	616
1 Year	50
3 Years	157
5 Years	274
10 Years	$ 616
Annual Return, Inception Date	Feb. 01, 2017
FidelityAdvisorGrowthIncomeFund-AMCIZPRO | Fidelity Advisor Growth & Income Fund | Return Before Taxes | Fidelity Advisor Growth & Income Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	14.17%
Past 5 years	11.47%
Past 10 years	10.29%
FidelityAdvisorGrowthIncomeFund-AMCIZPRO | Fidelity Advisor Growth & Income Fund | Return Before Taxes | Fidelity Advisor Growth & Income Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	19.19%
Past 5 years	11.94%
Past 10 years	10.27%
FidelityAdvisorGrowthIncomeFund-AMCIZPRO | Fidelity Advisor Growth & Income Fund | Return Before Taxes | Fidelity Advisor Growth & Income Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	16.60%
Past 5 years	11.72%
Past 10 years	10.28%
FidelityAdvisorGrowthIncomeFund-AMCIZPRO | Fidelity Advisor Growth & Income Fund | Return Before Taxes | Fidelity Advisor Growth & Income Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	21.41%
Past 5 years	13.08%
Past 10 years	11.23%
FidelityAdvisorGrowthIncomeFund-AMCIZPRO | Fidelity Advisor Growth & Income Fund | Return Before Taxes | Fidelity Advisor Growth & Income Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	21.59%
Past 5 years	13.23%
Since Inception	12.61%	[5]
FidelityAdvisorGrowthIncomeFund-AMCIZPRO | Fidelity Advisor Growth & Income Fund | After Taxes on Distributions | Fidelity Advisor Growth & Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	12.55%
Past 5 years	10.46%
Past 10 years	8.76%
FidelityAdvisorGrowthIncomeFund-AMCIZPRO | Fidelity Advisor Growth & Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Growth & Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	9.44%
Past 5 years	8.96%
Past 10 years	7.92%
FidelityAdvisorGrowthIncomeFund-AMCIZPRO | Fidelity Advisor Growth & Income Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20%, 0.20%, 0.22%, 0.22%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[3]	B Adjusted to reflect current fees.
[4]	B On Class C shares redeemed less than one year after purchase.
[5]	A From February 1, 2017 .